Document and Entity Information	6 Months Ended
Jun. 30, 2017
Document And Entity Information [Abstract]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Jun. 30, 2017
Trading Symbol	GALE
Entity Registrant Name	Galena Biopharma, Inc.
Entity Central Index Key	0001390478
Entity Filer Category	Smaller Reporting Accelerated Filer